Premises and Equipment	12 Months Ended
Jun. 30, 2023
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE E - PREMISES AND EQUIPMENT

Premises and equipment at June 30 are comprised of the following:

(in thousands)	2023	2022
Land	$1,516	$1,516
Buildings and improvements	6,768	6,654
Furniture & equipment	2,220	2,206
	10,504	10,376
Less: accumulated depreciation	6,069	5,813
Balance at end of year	$4,435	$4,563